RELATED PARTIES	12 Months Ended
Jun. 30, 2024
RELATED PARTIES [Abstract]
RELATED PARTIES
17.	RELATED PARTIES

(a)	Subsidiaries

	Country of Incorporation	Equity Interest
		2024%	2023%	2022%
Hyperion Metals (Australia) Pty Ltd	Australia	100	100	100
IperionX Critical Minerals LLC	United States	100	100	100
IperionX Technology LLC	United States	100	100	100
IperionX Inc.	United States	100	100	-
Calatos Pty Ltd LLC	United States	-	100	100

(b)	Ultimate Parent

IperionX Limited is the ultimate parent of the Group.

(c)	Key Management Personnel

The aggregate compensation made to Key Management Personnel of the Group is set out below:

	2024 US$	2023 US$	2022 US$
Short-term employee benefits	3,100,958	2,109,813	1,503,275
Post-employment benefits	68,300	47,502	25,114
Share-based payments	2,749,346	1,650,382	7,146,121
Total compensation	5,918,604	3,807,697	8,674,510

No loans were provided to or received from Key Management Personnel during the year ended June 30, 2024 (2023: nil) (2022: nil).

(d)	Other transactions with Related Parties

Performance Industries, Inc., a company associated with Mr. Scott Sparks, Chief Operating Officer of the Company, was paid US$53,138 during the 2024 financial year for the provision of engineering and construction services to the Group. The Company considers that the services provided by Performance Industries, Inc. were provided on an arm’s length or better basis.

Mr. Gregory Swan provides services as the Company Secretary through a services agreement with Apollo Group. Apollo Group was paid or is payable A$413,000 (2023: $318,000) for the provision of serviced office facilities and administrative, accounting and company secretarial services to the Group. The agreement has no fixed term and is able to be terminated by either party by providing one (1) months’ notice. The Company considers that the services provided by Apollo Group were provided on an arm’s length or better basis.

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note.